Loan Delinquency and Non-Accrual Loans (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due USD ($)	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Retail Loans Auto loans INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Retail Loans Retail business banking INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Retail Loans Other retail INR	Mar. 31, 2011 Financing Receivable, 31 to 90 Days Past Due Wholesale loans INR	Mar. 31, 2011 Impaired / 91 days or more past due USD ($)	Mar. 31, 2011 Impaired / 91 days or more past due INR	Mar. 31, 2011 Impaired / 91 days or more past due Retail Loans Auto loans INR	Mar. 31, 2011 Impaired / 91 days or more past due Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Impaired / 91 days or more past due Retail Loans Retail business banking INR	Mar. 31, 2011 Impaired / 91 days or more past due Retail Loans Other retail INR	Mar. 31, 2011 Impaired / 91 days or more past due Wholesale loans INR	Mar. 31, 2011 Total current or less than 31 days past due USD ($)	Mar. 31, 2011 Total current or less than 31 days past due INR	Mar. 31, 2011 Total current or less than 31 days past due Retail Loans Auto loans INR	Mar. 31, 2011 Total current or less than 31 days past due Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Total current or less than 31 days past due Retail Loans Retail business banking INR	Mar. 31, 2011 Total current or less than 31 days past due Retail Loans Other retail INR	Mar. 31, 2011 Total current or less than 31 days past due Wholesale loans INR	Mar. 31, 2011 Total outstandings USD ($)	Mar. 31, 2011 Total outstandings INR	Mar. 31, 2010 Total outstandings USD ($)	Mar. 31, 2010 Total outstandings INR	Mar. 31, 2011 Total outstandings Retail Loans Auto loans USD ($)	Mar. 31, 2011 Total outstandings Retail Loans Auto loans INR	Mar. 31, 2010 Total outstandings Retail Loans Auto loans INR	Mar. 31, 2011 Total outstandings Retail Loans Personal loans/Credit card USD ($)	Mar. 31, 2011 Total outstandings Retail Loans Personal loans/Credit card INR	Mar. 31, 2010 Total outstandings Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Total outstandings Retail Loans Retail business banking USD ($)	Mar. 31, 2011 Total outstandings Retail Loans Retail business banking INR	Mar. 31, 2010 Total outstandings Retail Loans Retail business banking INR	Mar. 31, 2011 Total outstandings Retail Loans Other retail USD ($)	Mar. 31, 2011 Total outstandings Retail Loans Other retail INR	Mar. 31, 2010 Total outstandings Retail Loans Other retail INR	Mar. 31, 2011 Total outstandings Wholesale loans USD ($)	Mar. 31, 2011 Total outstandings Wholesale loans INR	Mar. 31, 2010 Total outstandings Wholesale loans INR	Mar. 31, 2011 Retail Loans USD ($)	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2010 Retail Loans USD ($)	Mar. 31, 2010 Retail Loans INR	Mar. 31, 2011 Retail Loans Auto loans USD ($)	Mar. 31, 2011 Retail Loans Auto loans INR	Mar. 31, 2010 Retail Loans Auto loans INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card USD ($)	Mar. 31, 2011 Retail Loans Personal loans/Credit card INR	Mar. 31, 2010 Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Retail business banking USD ($)	Mar. 31, 2011 Retail Loans Retail business banking INR	Mar. 31, 2010 Retail Loans Retail business banking INR	Mar. 31, 2011 Retail Loans Other retail USD ($)	Mar. 31, 2011 Retail Loans Other retail INR	Mar. 31, 2010 Retail Loans Other retail INR	Mar. 31, 2011 Wholesale loans USD ($)	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2010 Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables	$ 37,017.3	1,648,750.3	1,320,941.0	$ 204.5	9,108.2	1,031.6	1,567.0	1,377.7	3,357.6	1,774.3	$ 463.9	20,662.4	982.6	1,304.9	5,126.2	3,745.8	9,502.9	$ 36,348.9	1,618,979.7	255,656.0	155,411.3	201,471.6	349,112.3	657,328.5	$ 37,017.3	1,648,750.3	$ 29,657.4	1,320,941.0	$ 5,785.1	257,670.2	197,507.7	$ 3,553.7	158,283.2	129,413.1	$ 4,669.4	207,975.5	87,887.0	$ 7,997.7	356,215.7	318,176.4	$ 15,011.4	668,605.7	587,956.8	$ 22,006.0	980,144.6	$ 16,456.8	732,984.2	$ 5,785.1	257,670.2	197,507.7	$ 3,553.7	158,283.2	129,413.1	$ 4,669.4	207,975.5	144,733.7	$ 7,997.8	356,215.7	261,329.7	$ 15,011.3	668,605.7	587,956.8